Secured Term Loan Facilities and Revolving Credit Facility - Annual Principal Payments of Secured Term Loan Facilities and Revolving Credit Facility (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Due within one year	$ 61,979	$ 58,350
Due in two years	171,002	58,350
Due in three years	120,989	161,524
Due in four years	16,979	81,510
Due in five years	75,103	7,500
Due in more than five years	59,242	50,625
Total secured term loan facilities and revolving credit facility	505,294	417,859
Less: current portion	61,979	58,350
Secured term loan facilities and revolving credit facility, non-current portion	443,315	359,509
Total secured term loan facilities and revolving credit facility	$ 505,294	$ 417,859